Policy Benefits and Losses, Claims and Loss Expenses Payable for Property and Casualty Insurance (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013		Mar. 31, 2012		Mar. 31, 2011	Mar. 31, 2010
Reinsurance:
Total	$ 1,115,048		$ 1,145,943
Property and Casualty Insurance
Reinsurance:
Unpaid losses and loss adjustment expense	330,093		382,328		276,355	271,677
Reinsurance losses payable	91		611
Total	$ 330,184	[1]	$ 382,939	[2]

[1]	Balance as of December 31, 2012
[2]	Balances as of December 31, 2011